UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C.
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915-2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $801,582 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    43094  1011600 SH       SOLE                  1011600        0        0
AVALONBAY CMNTYS INC           COM              053484101    32601   346300 SH       SOLE                   346300        0        0
D R HORTON INC                 COM              23331A109    10761   817100 SH  CALL SOLE                   817100        0        0
ESSEX PPTY TR INC              COM              297178105    20892   214300 SH       SOLE                   214300        0        0
HCP INC                        COM              40414L109    15648   449900 SH       SOLE                   449900        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    29014  1702698 SH       SOLE                  1702698        0        0
ISTAR FINL INC                 COM              45031U101    19074   732200 SH       SOLE                   732200        0        0
KB HOME                        COM              48666K109    34080  1577800 SH       SOLE                  1577800        0        0
LENNAR CORP                    CL A             526057104     9988   558300 SH  CALL SOLE                   558300        0        0
M D C HLDGS INC                COM              552676108    25694   692000 SH       SOLE                   692000        0        0
MACERICH CO                    COM              554382101    29739   418500 SH       SOLE                   418500        0        0
MARRIOTT INTL INC NEW          CL A             571903202   128496  3759400 SH       SOLE                  3759400        0        0
MERITAGE HOMES CORP            COM              59001A102     1391    95500 SH       SOLE                    95500        0        0
MFA MTG INVTS INC              COM              55272X102    43787  4733700 SH       SOLE                  4733700        0        0
PULTE HOMES INC                COM              745867101     9653   915800 SH  CALL SOLE                   915800        0        0
REGENCY CTRS CORP              COM              758849103    28072   435300 SH       SOLE                   435300        0        0
RYLAND GROUP INC               COM              783764103    39427  1431100 SH       SOLE                  1431100        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    32574   962600 SH       SOLE                   962600        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    59334   683100 SH       SOLE                   683100        0        0
SL GREEN RLTY CORP             COM              78440X101    47076   503700 SH       SOLE                   503700        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    47636  1081900 SH       SOLE                  1081900        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101     4423   241800 SH       SOLE                   241800        0        0
TOLL BROTHERS INC              COM              889478103    21490  1071300 SH       SOLE                  1071300        0        0
VENTAS INC                     COM              92276F100    42739   944500 SH       SOLE                   944500        0        0
VORNADO RLTY TR                SH BEN INT       929042109    24899   283100 SH       SOLE                   283100        0        0